Financial Instruments - Open Forward Exchange Contract (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Swap
Derivatives, Fair Value [Line Items]
Notional amounts	$ 51,870	$ 15,242	$ 23,543
Fixed/Strike Rates	3.98%	6.25%
Floating Rates	3.17%	5.47%	7.01%
Fair Value of Combined Contracts	(1,971)	(587)	(743)
Swap | Minimum
Derivatives, Fair Value [Line Items]
Fixed/Strike Rates			7.19%
Swap | Maximum
Derivatives, Fair Value [Line Items]
Fixed/Strike Rates			8.22%
Option (Collar)
Derivatives, Fair Value [Line Items]
Notional amounts		25,403
Fixed/Strike Rates		6.25%
Floating Rates		5.47%
Fair Value of Combined Contracts		(952)
Option Caps
Derivatives, Fair Value [Line Items]
Notional amounts		25,403	14,161
Fixed/Strike Rates		6.25%
Floating Rates		5.47%	7.01%
Fair Value of Combined Contracts		$ (952)
Option Caps | Minimum
Derivatives, Fair Value [Line Items]
Fixed/Strike Rates			7.19%
Option Caps | Maximum
Derivatives, Fair Value [Line Items]
Fixed/Strike Rates			7.98%